Debt due within one year - Credit facilities (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
DRAWN	$ 1,106,000,000		$ 1,307,000,000
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	2,500,000,000.0	$ 2,500,000,000.0
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	3,500,000,000.0
DRAWN	0
LETTERS OF CREDIT	0
COMMERCIAL PAPER OUTSTANDING	3,116,000,000	$ 2,484,000,000
NET AVAILABLE	384,000,000
Other
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	134,000,000
DRAWN	0
LETTERS OF CREDIT	106,000,000
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	28,000,000
Total committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	3,634,000,000
DRAWN	0
LETTERS OF CREDIT	106,000,000
COMMERCIAL PAPER OUTSTANDING	3,116,000,000
NET AVAILABLE	412,000,000
Total non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	1,829,000,000
DRAWN	0
LETTERS OF CREDIT	1,148,000,000
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	681,000,000
Unsecured expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	1,000,000,000
Committed and Noncommitted Credit Facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	5,463,000,000
DRAWN	0
LETTERS OF CREDIT	1,254,000,000
COMMERCIAL PAPER OUTSTANDING	3,116,000,000
NET AVAILABLE	$ 1,093,000,000